Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Cost of sales	$ 3,111,924	$ 2,107,533
Selling and distribution	522,539	498,126
Administrative expenses	68,131	106,593
Total expenses by function	3,702,594	2,712,252
Cost of raw materials and purchased methanol	2,739,817	1,705,387
Ocean freight and other logistics	356,520	328,635
Employee expenses, including share-based compensation	210,849	246,779
Other expenses	32,324	74,322
Cost of sales and operating expenses	3,339,510	2,355,123
Depreciation and amortization	363,084	357,129
Total expenses by nature	$ 3,702,594	$ 2,712,252